Investment Strategy - Zacks Quality International ETF	Aug. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to generate positive risk-adjusted returns by, under normal circumstances, investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities (including common stock and depositary receipts) issued by publicly listed companies in non-U.S. markets. The Fund primarily invests in the securities of companies in countries with developed markets. The Fund defines developed markets as those countries having more mature economies and advanced capital markets (for example, Japan, Germany, and Great Britain). The Fund may also invest in other open-end and closed-end funds and exchange-traded funds (“ETFs”) whose investment objectives are to invest in equity securities issued by publicly listed companies in non-U.S. markets (collectively, “Underlying Funds”). For purposes of the Fund’s 80% policy, investments in Underlying Funds shall be deemed equivalent to a direct investment in such fund’s underlying investment holdings.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of the large- and mid-cap companies, primarily in developed markets, excluding North America. Of this universe, the Advisor constructs the Fund’s portfolio to include between 75 and 250 positions using both a proprietary quantitative model and qualitative judgement in an effort to outperform, before the reduction of fees and expenses, the Bloomberg Developed Markets ex N. America Large and Mid-Cap Index. Positions will be chosen based on their contribution to the overall risk/return profile of the Fund based on the investment adviser’s proprietary quantitative model and an evaluation of various qualitative factors (which may include, but are not limited to, revisions to analysts’ earnings estimates, reported earnings per share that exceed sell-side analysts’ expectations, and momentum before and after adjusting for the exchange rate in local currency to U.S. dollars, among other factors). The present expectation is that, under normal market conditions, at the time of purchase, a particular position will represent between 15 basis points (0.15%) and three percent (3%) of the Fund’s total portfolio.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs or in reaction to market events, earnings reports, and other specific or global events.